CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts receivable allowance	$ 43	$ 43
Common stock par value per share	$ 0.0001
Common shares authorized (in shares)	500,000,000
Common stock issued (in shares)	135,566,227
Common stock outstanding (in shares)	135,566,227